UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 27, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                               Date:   August 03, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the July 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  July 25, 2006


                                Table of Contents

Factor Report                                                                 3
Distribution Report                                                           4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     13
Realized Loss Group Report                                                   14


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  July 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46626LFX3         850.09184822  31.09818135           3.80233096         34.90051231        818.99366687       5.552500%
A2       46626LFK1         661.65747079  77.18895198           2.87421248         80.06316446        584.46851881       5.392500%
A3       46626LFL9       1,000.00000000   0.00000000           4.44062499          4.44062499      1,000.00000000       5.512500%
A4       46626LFM7       1,000.00000000   0.00000000           4.52118055          4.52118055      1,000.00000000       5.612500%
M1       46626LFN5       1,000.00000000   0.00000000           4.60173622          4.60173622      1,000.00000000       5.712500%
M2       46626LFP0       1,000.00000000   0.00000000           4.62590290          4.62590290      1,000.00000000       5.742500%
M3       46626LFQ8       1,000.00000000   0.00000000           4.63395816          4.63395816      1,000.00000000       5.752500%
M4       46626LFR6       1,000.00000000   0.00000000           4.70645842          4.70645842      1,000.00000000       5.842500%
M5       46626LFS4       1,000.00000000   0.00000000           4.73868036          4.73868036      1,000.00000000       5.882500%
M6       46626LFT2       1,000.00000000   0.00000000           4.82729164          4.82729164      1,000.00000000       5.992500%
M7       46626LFU9       1,000.00000000   0.00000000           5.29451377          5.29451377      1,000.00000000       6.572500%
M8       46626LFV7       1,000.00000000   0.00000000           5.45562509          5.45562509      1,000.00000000       6.772500%
M9       46626LFW5       1,000.00000000   0.00000000           6.18062500          6.18062500      1,000.00000000       7.672500%
M10      46626LFY1       1,000.00000000   0.00000000           6.30145856          6.30145856      1,000.00000000       7.822500%
M11      46626LFZ8       1,000.00000000   0.00000000           6.30145814          6.30145814      1,000.00000000       7.822500%
P           N/A          1,000.00000000   0.00000000   2,869,595.70000000  2,869,595.70000000      1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     886.36249810  25.03527697           4.35428649         29.38956345        861.32722113
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A           891.05220508      0.00000000         1.72561705          1.72561705        866.92953118       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             PRINCIPAL                                                    REALIZED   DEFERRED      PRINCIPAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST      TOTAL         LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       279,696,000.00     237,767,289.58  8,698,036.93    1,063,496.76    9,761,533.69       0.00        0.00     229,069,252.65
A2       203,526,000.00     134,664,498.40 15,709,958.64      584,976.97   16,294,935.61       0.00        0.00     118,954,539.76
A3       248,661,000.00     248,661,000.00          0.00    1,104,210.25    1,104,210.25       0.00        0.00     248,661,000.00
A4        25,395,000.00      25,395,000.00          0.00      114,815.38      114,815.38       0.00        0.00      25,395,000.00
M1        40,496,000.00      40,496,000.00          0.00      186,351.91      186,351.91       0.00        0.00      40,496,000.00
M2        36,953,000.00      36,953,000.00          0.00      170,940.99      170,940.99       0.00        0.00      36,953,000.00
M3        22,273,000.00      22,273,000.00          0.00      103,212.15      103,212.15       0.00        0.00      22,273,000.00
M4        20,248,000.00      20,248,000.00          0.00       95,296.37       95,296.37       0.00        0.00      20,248,000.00
M5        17,717,000.00      17,717,000.00          0.00       83,955.20       83,955.20       0.00        0.00      17,717,000.00
M6        16,198,000.00      16,198,000.00          0.00       78,192.47       78,192.47       0.00        0.00      16,198,000.00
M7        15,692,000.00      15,692,000.00          0.00       83,081.51       83,081.51       0.00        0.00      15,692,000.00
M8        14,174,000.00      14,174,000.00          0.00       77,328.03       77,328.03       0.00        0.00      14,174,000.00
M9        11,136,000.00      11,136,000.00          0.00       68,827.44       68,827.44       0.00        0.00      11,136,000.00
M10       12,149,000.00      12,149,000.00          0.00       76,556.42       76,556.42       0.00        0.00      12,149,000.00
M11       10,630,000.00      10,630,000.00          0.00       66,984.50       66,984.50       0.00        0.00      10,630,000.00
P                100.00             100.00          0.00      286,959.57      286,959.57       0.00        0.00             100.00
R                  0.00               0.00          0.00            0.00            0.00       0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   974,944,100.00     864,153,887.98 24,407,995.57    4,245,185.92   28,653,181.49       0.00        0.00     839,745,892.41
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       1,011,827,945.46     901,591,521.96        0.00        1,746,027.55     1,746,027.55    0.00       0.00     877,183,526.39
-----------------------------------------------------------------------------------------------------------------------------------

Dates:
Record Date                                                                             07/24/06
Determination Date                                                                      07/17/06
Distribution Date                                                                       07/25/06


Principal Funds Remittance Report
                                                    Group 1              Group 2              Total
Scheduled Principal Payments                      220,941.07          351,195.11         572,136.18
Principal Prepayments                           8,466,311.29       15,329,990.68      23,796,301.97
Curtailments                                        8,549.61           22,368.41          30,918.02
Cutailment Interest Adjustments                        15.65               86.01             101.66
Repurchased Principal Amounts                           0.00                0.00               0.00
Substitution Principal Amounts                          0.00                0.00               0.00
Net Liquidation Proceeds                                0.00                0.00               0.00
Other Principal Adjustments                             0.00                0.00               0.00
Non Recoverable Prin Advances                       1,278.98                0.00           1,278.98
Total Principal Remittance Amount                8,694,538.64       15,703,640.21     24,398,178.85


Interest Funds Remittance Report
                                                     Group 1             Group 2             Total
Scheduled Gross Interest                        2,102,570.44        3,603,734.88      5,706,305.32
Servicing Fees                                    138,378.66          237,284.48        375,663.14
Trustee Fees                                          830.23            1,423.70          2,253.93
Custodian Fees                                        553.51              949.14          1,502.65
Trust Oversight Manager Fees                        4,151.36            7,118.53         11,269.89
Non Recoverable Interest Advances                   7,249.77                0.00          7,249.77
Interest Adjust From Prior Periods                      0.00                0.00              0.00
Total Interest Remittance Amount                 1,951,406.91       3,356,959.03      5,308,365.93


Prepayment Penalties Report
           Number of Loans Prepaid with    Balance of Loans Prepaid with       Amount of Prepayment
           Respect to which Prepayment      Respect to which Prepayment         Penalties Collected
           Penalties were Collected          Penalties were Collected
Group 1             16                          3,100,407.86                        88,553.91
Group 2             33                          7,154,236.41                       198,405.66
Total               49                         10,254,644.27                       286,959.57



Collateral Pool Detail
            Beginning Number     Ending Number        Beginning          Ending
                of Loans            of Loans           Aggregate         Aggregate
              Outstanding         Outstanding         Loan Balance      Loan Balance
Group 1          1,886              1,846            332,108,809.48     323,404,454.13
Group 2          2,590              2,521            569,482,712.48     553,779,072.26
Total            4,476              4,367            901,591,521.96     877,183,526.39


Advance Reporting
                 Current          Aggregate
                 Advances         Advances

Group 1            0.00              0.00
Group 2            0.00              0.00
Total              0.00              0.00


Pooled Weighted Average Remaining Terms and Net Mortgage Rates
             Weighted Average        Weighted Average
              Remaining Term           Net Mortgage
               to Maturity                 Rate
Group 1          351.00                   7.07716%
Group 2          350.00                   7.07370%
Total            350.37                   7.07498%


Delinquent Mortgage Loans
Group 1
Category            Number     Principal Balance       Percentage
1 Month               46           7,048,492.49           2.18%
2 Month               20           3,896,636.67           1.20%
3 Month                8             760,110.57           0.24%
Total                 74          11,705,239.73           3.62%

Delinquent Mortgage Loans
Group 2
Category            Number     Principal Balance       Percentage
1 Month               86          21,152,726.50           3.82%
2 Month               27           6,461,399.91           1.17%
3 Month               29           3,875,967.43           0.70%
Total                 142         31,490,093.84           5.69%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.


Bankruptcies
Group Number      Number of Loans      Principal Balance    Percentage
      1                  4                   789,927.13        0.24%
      2                  7                 1,030,618.14        0.19%
Total                    11                1,820,545.27        0.21%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                   0
Principal Balance of Bankruptcy Loans that are Current                                                     0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                        1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                    261,533.52
Number of Bankruptcy Loans that are 2 Months Delinquent                                                       0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                         0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                      3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                  528,393.61
Total Number of Bankruptcy Loans                                                                              4
Total Principal Balance of Bankruptcy Loans                                                          789,927.13

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                   2
Principal Balance of Bankruptcy Loans that are Current                                               437,734.58
Number of Bankruptcy Loans that are 1 Month Delinquent                                                        2
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                    168,029.94
Number of Bankruptcy Loans that are 2 Months Delinquent                                                       1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    93,612.13
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                      2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                  331,241.49
Total Number of Bankruptcy Loans                                                                              7
Total Principal Balance of Bankruptcy Loans                                                        1,030,618.14


Foreclosures
Group Number     Number of Loans       Principal Balance     Percentage
      1                66                 11,682,346.17         3.61%
      2                84                 21,944,878.56         3.96%
Total                  150                33,627,224.73         3.83%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                  0
Principal Balance of Foreclosure Loans that are Current                                                    0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                       0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                         0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                      8
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                1,041,635.20
Number of Foreclosure Loans that are 3+ Months Delinquent                                                    58
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                              10,640,710.97
Total Number of Foreclosure Loans                                                                            66
Total Principal Balance of Foreclosure Loans                                                      11,682,346.17

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                  0
Principal Balance of Foreclosure Loans that are Current                                                    0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                       0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                         0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                      7
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                1,465,110.29
Number of Foreclosure Loans that are 3+ Months Delinquent                                                    77
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                              20,479,768.27
Total Number of Foreclosure Loans                                                                            84
Total Principal Balance of Foreclosure Loans                                                      21,944,878.56


REO Properties
Group Number      Number of Loans     Principal Balance      Percentage
      1                  0                        0.00          0.00%
      2                  2                  863,654.11          0.16%
Total                    2                  863,654.11          0.10%


Group 1 REO Reporting:
Number of REO Loans that are Current                                                                          0
Principal Balance of REO Loans that are Current                                                            0.00
Number of REO Loans that are 1 Month Delinquent                                                               0
Principal Balance of REO Loans that are 1 Month Delinquent                                                 0.00
Number of REO Loans that are 2 Months Delinquent                                                              0
Principal Balance of REO Loans that are 2 Months Delinquent                                                0.00
Number of REO Loans that are 3+ Months Delinquent                                                             0
Principal Balance of REO Loans that are 3+ Months Delinquent                                               0.00
Total Number of REO Loans                                                                                     0
Total Principal Balance of REO Loans                                                                       0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                          0
Principal Balance of REO Loans that are Current                                                            0.00
Number of REO Loans that are 1 Month Delinquent                                                               0
Principal Balance of REO Loans that are 1 Month Delinquent                                                 0.00
Number of REO Loans that are 2 Months Delinquent                                                              0
Principal Balance of REO Loans that are 2 Months Delinquent                                                0.00
Number of REO Loans that are 3+ Months Delinquent                                                             2
Principal Balance of REO Loans that are 3+ Months Delinquent                                         863,654.11
Total Number of REO Loans                                                                                     2
Total Principal Balance of REO Loans                                                                 863,654.11


REO Property Scheduled Balance
Group Number      Loan Number       REO Date      Schedule Principal Balance
2                 6000185453       11/01/2005          426,993.06
2                 7000168733       01/01/2006          436,661.05
Total                                                  863,654.11


Principal Payoffs by Group occurred in this Distribution
Group Number    Number of Loans     Principal Balance         Percentage
      1                0              8,474,849.02                 2.62%
      2                0             15,329,990.68                 2.77%
Total                  0             23,804,839.70                 2.71%


Realized Loss Group Report
Group Number     Current Loss    Cumulative Loss  Ending Balance  Balance of Liquidated  Loans Net Liquidation Proceeds
1                  8,537.73         8,537.73      323,404,454.13        0.00                      0.00
2                      0.00         2,243.02      553,779,072.26        0.00                      0.00
TOTAL              8,537.73        10,780.75      877,183,526.39        0.00                      0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                             8,537.73
Group 1                                                                                                    8,537.73
Group 2                                                                                                        0.00

Cumulative Realized Losses - Reduced by Recoveries                                                        10,780.75
Group 1                                                                                                    8,537.73
Group 2                                                                                                    2,243.02

Current Applied Losses                                                                                         0.00
Cumulative Applied Losses                                                                                      0.00

Trigger Event                                                                                                    NO
TEST I - Trigger Event Occurrence                                                                                NO
(Is Delinquency Percentage > 31.75% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                     5.75002%
31.75% of of Senior Enhancement Percentage                                                                 9.23322%
OR
TEST II - Trigger Event Occurrence                                                                              YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                       0.00107%
Required Cumulative Loss %                                                                                 0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                 37,437,633.98
Ending Overcollateralization Amount                                                                   37,437,633.98
Ending Overcollateralization Deficiency                                                                        0.00
Overcollateralization Release Amount                                                                           0.00
Monthly Excess Interest                                                                                1,362,551.42
Payment to Class C                                                                                     1,746,027.55
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                              0.00
Class A-1                                                                                                      0.00
Class A-2                                                                                                      0.00
Class A-3                                                                                                      0.00
Class A-4                                                                                                      0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Interest Carryforward Amount Paid This Period                                                                  0.00
Class A-1                                                                                                      0.00
Class A-3                                                                                                      0.00
Class A-2                                                                                                      0.00
Class A-4                                                                                                      0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                      0.00
Class A-2                                                                                                      0.00
Class A-3                                                                                                      0.00
Class A-4                                                                                                      0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Swap Account:
Net Swap Payment Due                                                                                           0.00
Net Swap Payment Paid                                                                                          0.00
Net Swap Receipt Due                                                                                     405,704.69

Beginning Balance                                                                                          1,000.00
Additions to the Swap Account                                                                            405,704.69
Withdrawals from the Swap Account                                                                        405,704.69
Ending Balance                                                                                             1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                          1,000.00
Additions to the Basis Risk Reserve Fund                                                                  12,411.84
Dividend Earnings on the Basis Risk Reserve Fund                                                               0.00
Withdrawals from the Basis Risk Reserve Fund                                                              12,411.84
Ending Balance                                                                                             1,000.00

Interest Accrual Period:
Start Date                                                                                            June 26, 2006
End Date                                                                                              July 25, 2006
Number of Days in Accrual Period                                                                                 29

Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
Class A-1                                                                                                      0.00
Class A-2                                                                                                      0.00
Class A-3                                                                                                      0.00
Class A-4                                                                                                      0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                  3,171.66
Class M-10                                                                                                 4,928.18
Class M-11                                                                                                 4,312.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                      0.00
Class A-2                                                                                                      0.00
Class A-3                                                                                                      0.00
Class A-4                                                                                                      0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                  3,171.66
Class M-10                                                                                                 4,928.18
Class M-11                                                                                                 4,312.00

Remaining Interest Carryover Amount
Class A-1                                                                                                      0.00
Class A-2                                                                                                      0.00
Class M-1                                                                                                      0.00
Class A-3                                                                                                      0.00
Class A-4                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                 0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                           0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                           0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                          0.00
Prepayment Interest Shortfall Allocated to Class C                                                             0.00

Total Relief Act Interest Shortfall occurred this distribution                                                 0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                           0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                           0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                          0.00
Relief Act Interest Shortfall Allocated to Class C                                                             0.00

Available Net Funds Cap to Libor Certificates                                                              7.318941

One-Month LIBOR for Such Distribution Date                                                                 5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                  5.552500
Class A-2                                                                                                  5.392500
Class A-3                                                                                                  5.512500
Class A-4                                                                                                  5.612500
Class M-1                                                                                                  5.712500
Class M-2                                                                                                  5.742500
Class M-3                                                                                                  5.752500
Class M-4                                                                                                  5.842500
Class M-5                                                                                                  5.882500
Class M-6                                                                                                  5.992500
Class M-7                                                                                                  6.572500
Class M-8                                                                                                  6.772500
Class M-9                                                                                                  7.672500
Class M-10                                                                                                 7.822500
Class M-11                                                                                                 7.822500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Deferred Amount Paid This Period                                                                               0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Deferred Amount Occurred This Period                                                                           0.00
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00

Remaining Deferred Amount
Class M-1                                                                                                      0.00
Class M-2                                                                                                      0.00
Class M-3                                                                                                      0.00
Class M-4                                                                                                      0.00
Class M-5                                                                                                      0.00
Class M-6                                                                                                      0.00
Class M-7                                                                                                      0.00
Class M-8                                                                                                      0.00
Class M-9                                                                                                      0.00
Class M-10                                                                                                     0.00
Class M-11                                                                                                     0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.